Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	$ 2,914,511	$ 2,202,061
Inventory costs			$ 2,330,397
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets	1,049,851	622,092	339,568
Advertising, selling, and promotion costs	245,673	301,199	252,733
Professional services and consultant costs	228,767	283,397	390,963
Employee benefit costs	224,023	209,148	235,656
Warranties and costs associated with settling contract liabilities	148,700	69,215	91,548
Sales agent costs	123,385	58,009	53,570
Depreciation and amortization expense	52,724	55,719	115,445
Derecognition of IP assets	23,080
Maintenance and insurance service costs	19,212	17,910	21,844
Other costs	46,187	20,731	47,955
Total	5,076,113	3,839,481	3,879,679
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	2,914,511	2,202,061
Inventory costs			2,330,807
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets	1,049,851	622,092	339,592
Advertising, selling, and promotion costs	0	0	0
Professional services and consultant costs	0	0	0
Employee benefit costs	5,396	7,983	43,207
Warranties and costs associated with settling contract liabilities	148,700	68,264	89,922
Sales agent costs	0	0	0
Depreciation and amortization expense	17,633	13,006	16,019
Derecognition of IP assets	0
Maintenance and insurance service costs	0	0	0
Other costs	5,928	(2,978)	(41,325)
Total	4,142,019	2,910,428	2,778,222
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	0	0
Inventory costs			(410)
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets	0	0	(24)
Advertising, selling, and promotion costs	245,673	301,199	236,675
Professional services and consultant costs	199,548	256,683	380,230
Employee benefit costs	204,883	198,053	191,922
Warranties and costs associated with settling contract liabilities	0	951	1,626
Sales agent costs	123,385	58,009	53,570
Depreciation and amortization expense	23,397	32,864	24,315
Derecognition of IP assets	0
Maintenance and insurance service costs	19,212	17,910	21,844
Other costs	40,360	25,034	34,429
Total	856,458	890,703	944,177
Research and development expense
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	0	0
Inventory costs			0
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets	0	0	0
Advertising, selling, and promotion costs	0	0	16,058
Professional services and consultant costs	29,219	26,714	10,733
Employee benefit costs	13,744	3,112	527
Warranties and costs associated with settling contract liabilities	0	0	0
Sales agent costs	0	0	0
Depreciation and amortization expense	11,694	9,849	75,111
Derecognition of IP assets	23,080
Maintenance and insurance service costs	0	0	0
Other costs	(101)	(1,325)	54,851
Total	$ 77,636	$ 38,350	$ 157,280